Share Capital and Reserves (Details)																										12 Months Ended
		Oct. 30, 2026 USD ($)	Oct. 30, 2025 USD ($)	Jan. 30, 2025 ILS (₪) shares	Jan. 30, 2025 USD ($) $ / shares shares	Nov. 11, 2024 ILS (₪)	Nov. 11, 2024 USD ($)	Oct. 28, 2024	Aug. 06, 2024 USD ($)	Jul. 26, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jul. 16, 2024 USD ($)	Jun. 25, 2024 ILS (₪) shares	Jun. 25, 2024 USD ($) shares	Jan. 01, 2024 ILS (₪) shares	Jan. 01, 2024 USD ($) shares	Dec. 13, 2023 ILS (₪) shares	Dec. 13, 2023 USD ($) shares	Dec. 11, 2023 ILS (₪)	Jun. 05, 2023 ILS (₪) shares	Jun. 05, 2023 USD ($) shares	Dec. 11, 2022 ILS (₪) shares	Dec. 11, 2022 USD ($) shares	Jun. 07, 2022 ILS (₪) shares	Jun. 07, 2022 USD ($) shares	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 ILS (₪) ₪ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Nov. 11, 2024 USD ($)	Dec. 11, 2023 USD ($)
Share Capital and Reserves [Line Items]
Description of effect of change in shares								On October 28, 2024, the Company effected the change in the ADS ratio from one (1) ADS representing five (5) Ordinary Shares, to one (1) ADS representing ninety (90) Ordinary Shares. On February 21, 2025, the Company effected an additional change in the ADS ratio from one (1) ADS representing ninety (90) Ordinary Shares, to one (1) ADS representing one thousand two hundred (1,200) Ordinary Shares. On June 11, 2025, the Company effected an additional change in the ADS ratio from one (1) ADS representing one thousand two hundred (1200) Ordinary Shares, to one (1) ADS representing three thousand six hundred (3,600) Ordinary Shares. On Dec 10, 2025, the Company effected an additional change in the ADS ratio from one (1) ADS representing three thousand six hundred (3,600) Ordinary Shares, to one (1) ADS representing ten thousand eight hundred (10,800) Ordinary Shares. Subsequent the reporting date, on February 25, 2026, the Company effected an additional change in the ADS ratio from one (1) ADS representing ten thousand eight hundred (10,800) Ordinary Shares, to one (1) ADS representing forty three thousand two hundred (43,200) Ordinary Shares. Accordingly, as of December 31, 2025, each ADS represents 10,800 shares, and as of the date of approval of the financial statements each ADS represents 43,200 shares. All per ADS amounts in the financial statements were adjusted to reflect the most recent change in the ADS ratio.
Gross proceeds													₪ 4,222,000	$ 1,130,000			₪ 3,685,000	$ 1,000,000				₪ 5,141,000	$ 1,500,000	₪ 43,441	$ 13,000,000	₪ 195,000	$ 61,000
Sale of total number of shares (in Shares)																								15,750,885	15,750,885
Units of public shares (in Shares)																										2,941,918	2,941,918
Warrants exercisable period																										5 years	5 years
Warrant exercise price (in Dollars per share) | $ / shares																											$ 0.3508
Expected dividend percentage
Risk-free interest rate																												4.50%	4.50%	4.50%	4.50%
Expected volatility																												119.85%	119.85%
Ordinary shares (in Shares)				195,428,970																										33,034,240	33,034,240
Aggregate liquidated damages equal rate																				95.00%	95.00%
Incremental issuance costs | ₪	[1]																									₪ 504,000
Percentage of voting																										4.99%						4.99%
Amount advanced to company																										₪ 7,430,000						$ 2,000,000
Accrues interest rate																										7.50%						7.50%
Discount rate						3.00%																				3.00%						3.00%		3.00%
Debt cost																										₪ 111,000						$ 30,000
Ordinary Share sold (in Shares)															17,375,000	17,375,000
Purchase price															₪ 10,028,000	$ 2,744,000
Cash received															6,307,000											6,903,000	$ 1,846,000
Repayment of cash															3,721,000											₪ 195,000					$ 61
Aggregate purchase price															₪ 696,000	$ 190,000												₪ 2,735	$ 750,000
Aggregate subscription amount | $		$ 50,000,000																									15
Monthly payments under the promissory notes | $																											$ 500,000
Accrued and unpaid interest																										10.00%	10.00%
Principal amount			$ 1,500,000			₪ 3,629,000				$ 1,000,000		$ 3,000,000															$ 3,000,000
Original issue discount rate																										3.00%	3.00%
Diligence fee | $																											$ 15
Discount rate																										3.00%	3.00%	3.00%	3.00%
Price per share (in Dollars per share) | $ / shares																											$ 20.83
Fair value																												₪ 622,000					$ 171,000
Total purchase price																												9,970,000	$ 2,734,000
Unsecured non convertible promissory note						₪ 3,629,000																												$ 1,000,000
Remaining outstanding balance | ₪																										₪ 28,844,000
Quoted Market Price																										95.00%	95.00%
Purchase agreement | $		$ 50,000,000
Interest rate																										3.527%	3.527%
Maturity Date																										Oct. 30, 2026	Oct. 30, 2026
Convertible debentures																										18.00%	18.00%
Percentage of owing shares																										9.99%	9.99%
Structuring Fee | $																											$ 25,000
Percentage of commitment fees																										1.00%	1.00%
Commitment fees | $																											$ 100,000
Advance | $																											$ 10,000,000
Trading days																										3 days	3 days
Discount for legal fees																										3.00%						3.00%
Percentage of market price																										3.00%	3.00%
Fair value of promissory note																										₪ 4,650,000	$ 1,430,000
Remaining balance																										4,484,000	$ 1,408,000
gross amount				₪ 5,487	$ 1,520
Additional price (in Shares)				13,680,000	13,680,000
Exercise price (in Dollars per share) | $ / shares					$ 317
Pre-funded warrants (in Shares)				419.88	419.88
Share based payment (in New Shekels) | ₪				₪ 191,000
Net cash amount received (in New Shekels) | ₪				4,900
Derivative warrant liability (in New Shekels) | ₪				504
Gross consideration (in New Shekels) | ₪				1,930
Issuance expenses (in New Shekels) | ₪				778															₪ 3,708,000
Financing expenses (in New Shekels) | ₪				274																						101,000		1,318,000		531,000
Public offering transaction amount (in New Shekels) | ₪				1,657																						₪ 124,000
Shares Granted (in Shares)																										247,500				90,000	90,000	247,500
PIPE Agreement [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																						4,045,305	4,045,305
American Depository Shares [Member]
Share Capital and Reserves [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																											$ 383.88
Ordinary shares (in Shares)													12,555,555	12,555,555						340,760	340,760	94	94
Discount rate																										5.00%						5.00%
Percentage of commitment fees																										20.00%	20.00%
Top of range [member]
Share Capital and Reserves [Line Items]
Expected volatility																														116.03%	116.03%
Exercise price (in Dollars per share) | ₪ / shares																												₪ 0.837		₪ 1.09
Issuance expenses (in New Shekels) | ₪				587
Bottom of range [member]
Share Capital and Reserves [Line Items]
Expected volatility																														112.28%	112.28%
Exercise price (in Dollars per share) | ₪ / shares																												₪ 0.258		₪ 0.93
Issuance expenses (in New Shekels) | ₪				₪ 191
First Promissory Note [Member]
Share Capital and Reserves [Line Items]
Discount rate																										17.51%						17.51%
Second Promissory Note [Member]
Share Capital and Reserves [Line Items]
Amount advanced to company																			₪ 3,708,000																$ 1,000,000
Discount rate																			3.00%																3.00%
Interest rate accrued																			8.00%
Received amount | $																																	1,049,000
Promissory Notes [Member]
Share Capital and Reserves [Line Items]
Ordinary Share sold (in Shares)																														486,000	486,000
Discount rate																										95.00%	95.00%
Received amount																												₪ 10,763,000					$ 2,895,000
Price per share (in Dollars per share) | $ / shares																											$ 126.78
Interest rate																										8.00%	8.00%
Fourth Promissory Note [Member]
Share Capital and Reserves [Line Items]
Accrues interest rate						8.00%																												8.00%
Principal amount | $							$ 1,000,000
Partial repayment of promissory note (in New Shekels) | ₪																										₪ 6,875,000
Third Promissory Note [Member]
Share Capital and Reserves [Line Items]
Partial exercise of commitment amount (in New Shekels) | ₪																										₪ 21,962,000
Pre-Paid Advance [Member]
Share Capital and Reserves [Line Items]
Principal amount | $																											$ 1,500,000
Yorkville [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																				8	8
Discount rate																												3.00%	3.00%
Percentage of commitment fees																										20.00%	20.00%
Advance | $																											$ 10,000,000
Yorkville [Member] | American Depository Shares [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																	193	193
New SEPA [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																										6,741,784,800		240,390,000				6,741,784,800	240,390,000
Incremental issuance costs																				₪ 260,000	$ 70,000
Cash received																										₪ 4,650,000	$ 1,430,000
Received amount																												₪ 8,373,000					$ 2,250,000
Fair value																												₪ 8,860,000					$ 2,382,000
Remaining outstanding balance | $																																$ 8,065,000
New SEPA [Member] | American Depository Shares [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																												5,565					5,565
New SEPA [Member] | Promissory Notes [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																												74,793,290					74,793,290
New SEPA [Member] | Promissory Notes [Member] | American Depository Shares [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																												1,731					1,731
First Pre Paid Advance [Member]
Share Capital and Reserves [Line Items]
Principal amount | $											$ 1,000,000
Second Pre Paid Advance [Member]
Share Capital and Reserves [Line Items]
Principal amount | $										$ 1,000,000
Third Pre Paid Advance [Member]
Share Capital and Reserves [Line Items]
Principal amount | $									$ 1,000,000
SEPA III [Member]
Share Capital and Reserves [Line Items]
Percentage of commitment fees																										20.00%	20.00%
Registered Direct Offering [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)													12,555,555	12,555,555			8,333,335	8,333,335
Two Institutional Investors [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)													291	291
Institutional Investors [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)				13,680,000
Derivative warrant liability (in New Shekels) | ₪				₪ 3,557
American Depositary Shares [Member]
Share Capital and Reserves [Line Items]
Gross proceeds | $														$ 1,130,000				$ 1,000,000
Exercisable shares (in Shares)				9,048	9,048
Offering price per shares (in Dollars per share) | $ / shares					$ 383.88
American Depositary Shares [Member] | Yorkville [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																	193	193
American Depositary Shares [Member] | Two Institutional Investors [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)													291	291
American Depositary Shares [Member] | Institutional Investors [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)				4,524
Promissory Notes [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																										2,417,340,000						2,417,340,000
CEO [Member]
Share Capital and Reserves [Line Items]
Shares Granted (in Shares)																												360,000					360,000
Warrants [member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)																										9,159,124,800						9,159,124,800
Offering Price | $					$ 335.9
Warrants [member] | American Depository Shares [Member]
Share Capital and Reserves [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																											$ 5
Warrants exercisable (in Shares)																										390,857,940	390,857,940
Warrants [member] | American Depositary Shares [Member]
Share Capital and Reserves [Line Items]
Ordinary shares (in Shares)				390,857,940
Warrant by Black Scholes [Member]
Share Capital and Reserves [Line Items]
Expected dividend percentage																										0.00%	0.00%	0.00%	0.00%
Risk-free interest rate																										3.64%	3.64%	3.64%	3.64%
Expected volatility																										87.26%	87.26%	87.26%	87.26%
Exercise price (in Dollars per share) | $ / shares																											$ 0.001		$ 0.001

[1]	See Note 13C4 above.